Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Settled	28,442
Number of equity instruments, Forfeited	(12,938)
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year		226,000	147,000
Number of equity instruments, Granted		63,000	78,000
Number of equity instruments, Reinvested		3,000	3,000
Number of equity instruments, Settled		(6,000)	0
Added due to performance conditions		22,000	0
Settled on sale of business		(28,000)	0
Number of equity instruments, Forfeited		(19,000)	(2,000)
Number of equity instruments, Balance, end of year		261,000	226,000
Weighted average grant date fair value, Balance, beginning of year | $		$ 52.25	$ 32.41
Weighted average grant date fair value, Granted | $		100.43	89.64
Weighted average grant date fair value, Reinvested | $		62.94	45.64
Weighted average grant date fair value, Settled | $		47.77	0
Added due to performance conditions | $		50.87	0
Settled on sale of business | $		46.85	0
Weighted average grant date fair value, Forfeited | $		75.59	41.65
Weighted average grant date fair value, Balance, end of year | $		$ 62.87	$ 52.25